Investment in affiliates - Investment in ENS (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 13, 2015 USD ($) shares	Apr. 17, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments in and Advances to Affiliates
Cash consideration to acquire investment			$ 3,487	$ 33,390	$ 586
Derivative asset				2,328
EnSync, Inc
Investments in and Advances to Affiliates
Derivative asset			16,947
Equity method investment, fair value	$ 3,244
Investment in ENS's Convertible Preferred Stock, fair value	13,199
Decrease in fair value of warrant			$ (2,328)	$ 14,619
EnSync, Inc | Supply Agreement
Investments in and Advances to Affiliates
Number of megawatts the Company making purchases of and payments for the Warrant vests and becomes exercisable | MW			40
EnSync, Inc | Supply Agreement | C-1 convertible preferred stock
Investments in and Advances to Affiliates
Number of megawatts ("MW") the Company making purchases of and payments for Convertible Preferred Stock become convertible | MW			5
EnSync, Inc | Supply Agreement | C-2 convertible preferred stock
Investments in and Advances to Affiliates
Number of megawatts ("MW") the Company making purchases of and payments for Convertible Preferred Stock become convertible | MW			15
EnSync, Inc | Supply Agreement | C-3 convertible preferred stock
Investments in and Advances to Affiliates
Number of megawatts ("MW") the Company making purchases of and payments for Convertible Preferred Stock become convertible | MW			25
EnSync, Inc | Supply Agreement | C-4 convertible preferred stock
Investments in and Advances to Affiliates
Number of megawatts ("MW") the Company making purchases of and payments for Convertible Preferred Stock become convertible | MW			40
EnSync, Inc | Supply Agreement | Minimum
Investments in and Advances to Affiliates
Preferred stock liquidation preference amount	28,048
EnSync, Inc | Supply Agreement | Maximum
Investments in and Advances to Affiliates
Redemption value of common stock allowed	$ 100
EnSync, Inc | Governance Agreement | Minimum
Investments in and Advances to Affiliates
Number of convertible preferred shares needed to nominate one director | shares	10,000
Number of common stock or common stock equivalents needed to nominate one director | shares	25,000,000
EnSync, Inc | Securities Purchase Agreement
Investments in and Advances to Affiliates
Cash consideration to acquire investment		$ 33,390
Purchased common stock | shares		8,000,000
Share price (in dollars per share) | $ / shares		$ 0.6678
Convertible preferred stock acquired | shares		28,048
Convertible preferred stock, aggregate number of common stock upon conversion | shares		42,000,000
Convertible preferred stock, conversion period		4 years
Percentage of convertible preferred stock convertible		25.00%
Business acquisition, equity interest issued or issuable, number of shares (in shares) | shares		50,000,000
Warrants to purchase common shares, aggregate purchase price		$ 36,729
Warrants to purchase common shares, price per share | $ / shares		$ 0.7346
Ownership percentage	16.80%